Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table (in thousands) provides supplemental disclosure of cash flow information:

	Nine Months Ended September 30,
	2016	2015
Cash paid during the period for interest, net of amounts capitalized	$138,939	$80,150
Non-cash conveyance of assets	—	13,169